GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or "the Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC.

b.
In the years ended December 31, 2012, 2011, and 2010 the Company incurred losses of $ 549, $3,214, and profit of 635 respectively. In the years ended December 31, 2012, 2011, and 2010 the Company generated positive cash flow from operating activities from continuing operations amounting to $ 1,709 in 2012, negative cash flow of $365 in 2011, and positive cash flow of $1,460 in 2010. Due to the above, the Company's cash and cash equivalent decreased from $ 411 as of December 31, 2011 to $ 354 as of December 31, 2012. The Company had negative working capital of $739 as of December 31, 2012 and $349 as of December 31, 2011. As of December 31, 2012, the Company was not in compliance with certain financial covenants. The Company received a waiver from the lender with respect to the covenants as of December 31, 2012, valid through May 1, 2014.

c.	All share and per share data in this report is reported after giving effect to the 1 for 4 reverse split that occurred on December14, 2012 (see Note 14).

d.	The Company has two operating segments: the RFID and Mobile Solutions segment and the Supply Chain Solutions segment (see Note 17).

The Company's wholly-owned subsidiaries include:

(1)
BOS-Dimex Ltd. (previously "Dimex Solutions Ltd"), an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection. BOS-Dimex comprises the RFID and Mobile Solutions segment.

(2)	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, is a distributor of electronic components and advanced technologies worldwide. BOS-Odem is a part of the Supply Chain Solutions segments; and

(3)	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segments;

e.	Discontinued operations:

On November 23, 2010 the Company announced that its two U.S. subsidiaries that were part of its Supply Chain Solutions division, Lynk and its subsidiary Summit, have filed a Chapter 7 petition with the US Bankruptcy Court.

Summarized selected financial information of the discontinued operations is as follows:

2010

Revenues	$8,338
Cost of revenues	6,990

Gross profit	1,348

Impairment of goodwill	-
Total operating costs and expenses	1,487

Operating loss	(139)
Financial expenses, net	(213)
Other expenses, net (*)	(496)

Loss before taxes on income	(848)
Tax benefit (taxes on income)	42

Net loss	$(806)

(*)	In 2010, other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.